Tax Receivable Agreement (Details) $ in Thousands	12 Months Ended
Dec. 31, 2019 USD ($)
Tax Receivable Agreement
Tax receivable agreement	$ 264,600
Percentage payment of calculated tax savings to pre-business combination equity holders	85.00%
Total maximum payments related to the TRA	$ 507,326
Deferred tax receivable agreement	30,000
Maximum charges under the TRA as a result of basis adjustments under the Internal Revenue Code	134,377
Maximum charges under the TRA related to the utilization of NOL and credit carryforwards	108,350
Tax receivable agreement termination payment	200,000
Gain on payment recorded to shareholders equity	64,600
Tax receivable agreement liability	$ 0